SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2018
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 7 – SEGMENT INFORMATION

The Company has two segments, Commercial Operations and Research and Development. The following tables present net revenues and operating loss for the Company's segments for the six and three months ended June 30, 2018 and 2017:

	Three Months Ended June 30			Six Months Ended June 30,
	2018			2018
June 30, 2018:	Commercial Operations	Research and Development	Consolidated	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands			U.S. dollars in thousands
Net revenues	2,350	—	2,350	4,795	—	4,795
Operating loss	2,000	7,557	9,557	4,095	15,457	19,552

	Three Months Ended June 30			Six Months Ended June 30,
	2017			2017
March 31, 2017:	Commercial Operations	Research and Development	Consolidated	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands			U.S. dollars in thousands
Net revenues	483	—	483	483	—	483
Operating loss	3,351	10,188	13,539	3,722	19,919	23,641